Transactions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-executive directors of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	€ 0	€ 0	€ 0
Purchases from	85	128	123
Depreciation	0	0	0
Interest expense	28	37	51
Right-of-use assets	0	0	0
Receivables	0	0	0
Lease liabilities	0	0	0
Other liabilities	0	1,053	1,038
Shareholders of the group [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0	0
Purchases from	2	113	123
Depreciation	0	0	0
Interest expense	7	9	10
Right-of-use assets	0	0	0
Receivables	29	0	0
Lease liabilities	0	0	0
Other liabilities	158	131	261
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sale of goods to	419	1,431	1,156
Purchases from	0	0	241
Depreciation	0	0	0
Interest expense	0	0	0
Right-of-use assets	0	0	0
Receivables	0	1,279	1,281
Lease liabilities	0	0	0
Other liabilities	0	0	22
Non-controlling interest [Member]
Disclosure of transactions between related parties [line items]
Sale of goods to	0	0	0
Purchases from	0	0	0
Depreciation	0	26	0
Interest expense	0	9	0
Right-of-use assets	0	617	0
Receivables	0	0	0
Lease liabilities	0	652	0
Other liabilities	€ 0	€ 0	€ 0